Accounts and bills receivable, net (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Short-term secured bank loans USD ($)	Dec. 31, 2012 Short-term secured bank loans CNY	Dec. 31, 2011 Short-term secured bank loans CNY
Accounts and bills receivable, net
Credit terms					30 days	90 days
Proceeds from the sale of bills receivable	$ 138,063	860,149	301,519	991,385
Discount on bills receivable sold, included in interest expense	2,834	17,654	7,178	12,620
Bills receivable pledged to banks as collateral							7,091	44,180
Short-term bank loans secured by bills receivable	$ 108,470	675,779	816,150				$ 6,063	37,770	98,150